Investment in Associate	12 Months Ended
Mar. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Investment in Associate

18. Investment in Associate

On March 20, 2018, the Company acquired 3,000 shares of Dragon Jade Medical Company Limited (DJMC), representing 30% of the total issued shares of DJMC, at a purchase price of $300 per share for total consideration of $900,000.

DJMC was incorporated on January 25, 2017, as a limited liability company under Hong Kong Companies Ordinance, Chapter 32. DJMC was formed to offering medical equipment and aircraft financing solutions, including both direct financial leasing and sale-leaseback services to customers in health care and airlines in China through 100% owned subsidiary Shenzhen Dragon Jade Financial Leasing Company Limited formed under the laws of the Peoples’ Republic of China. On January 25, 2017, Kwok Wing Fung, CFO of the Company, was appointed as a director of DJMC.

On January 31, 2019, the Company has sold the 3,000 shares of DJMC to the major shareholder of DJMC at $900,000.

	2019	2018

Balance at the beginning of year	891,984	-
Acquisition of 3,000 shares in DJMC	$-	$900,000
Share of equity gain / (loss)	1,573	(8,016)
Disposition of 3,000 shares in DJMC	(900,000)	-
Gain on disposition of 3,000 shares in DJMC	6,443	-
Balance at the end of year	$-	$891,984